Accounts receivable	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Accounts receivable
9.	Accounts receivable

	December 31, 2019	December 31, 2020
	NT$000	NT$000
Accounts receivable	4,454,255	5,365,776
Less: Loss allowance	(1,351)	(1,620)

	4,452,904	5,364,156

a)
The Group’s credit term granted to customers is 30~90 days. Receivables do not bear interest. The loss allowance is determined based on the credit quality of customers. Information relating to credit risk is provided in Note 42.

b)	The aging analysis of accounts receivable based on past due date are as follows:

	December 31, 2019	December 31, 2020
	NT$000	NT$000
Current	4,440,081	5,272,208
Within 1 month	13,733	93,568
1 – 2 months	441	—

	4,454,255	5,365,776

c)
As of December 31, 2019 and 2020, accounts receivable were all from contracts with customers. And as of January 1, 2019, the balance of accounts receivable from contracts with customers was NT$4,745,693 thousand.

d)
Without taking into account of any collateral held or other credit enhancements, the amount that best reflects the Group’s maximum exposure to credit risk in respect of the accounts receivable is the carrying amount at the end of each reporting period.

e)	No accounts receivable of the Group were pledged to others.